Equity Incentive Plan (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Stock Options Outstanding

The following table is a summary of the Company’s stock options outstanding as of June 30, 2012 and changes therein during the six months then ended:

	Number of Stock Options	Weighted Average Grant Date Fair Value	Weighted Average Exercise Price	Weighted Average Contractual Life (years)
Outstanding—December 31, 2011	2,056,660	$3.22	$9.95	7.02
Granted	—	—	—	—
Forfeited	(3,560)	3.22	9.94	—
Exercised	—	—	—	—

Outstanding—June 30, 2012	2,053,100	$3.22	$9.95	6.57

Exercisable—June 30, 2012	1,240,040	$3.22	$9.95	6.57

The following table is a summary of the Company’s non-vested stock options as of December 31, 2011, and changes therein during the year then ended:

		Weighted	Weighted	Weighted
		Average	Average	Average
	Number of	Grant Date	Exercise	Contractual
	Stock Options	Fair Value	Price	Life (years)
Outstanding- December 31, 2008	—	$—	$—	—
Granted	2,106,400	3.22	9.94	10.00
Exercised	(23,000)	3.22	9.94	—

Outstanding- December 31, 2009	2,083,400	3.22	9.94	9.08
Granted	3,000	4.66	13.24	10.00
Exercised	(13,860)	3.22	9.94	—

Outstanding- December 31, 2010	2,072,540	3.22	9.94	8.09
Granted	—	—	—	—
Exercised	(15,880)	3.22	9.94	—

Outstanding- December 31, 2011	2,056,660	$3.22	$9.95	7.02

Exercisable- December 31, 2011	824,080	$3.22	$9.94	6.98

Status of the Company's Restricted Share Awards

The following is a summary of the status of the Company’s restricted share awards as of June 30, 2012 and changes therein during the six months then ended.

	Number of Shares Awarded	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2011	488,830	$9.97
Granted	—	—
Vested	(162,650)	9.96
Forfeited	(1,240)	9.94

Non-vested at June 30, 2012	324,940	$9.97

The following is a summary of the status of the Company’s restricted shares as of December 31, 2011, and changes therein during the year then ended.

		Weighted
	Number of	Average
	Shares	Grant Date
	Awarded	Fair Value
Non-vested at December 31, 2008	—	$—
Granted	836,650	9.94
Vested	—	—
Forfeited	(11,500)	9.94

Non-vested at December 31, 2009	825,150	9.94
Granted	4,400	13.24
Vested	(175,670)	9.94

Non-vested at December 31, 2010	653,880	9.97
Granted	—	—
Vested	(165,050)	9.96

Non-vested at December 31, 2011	488,830	$9.97